VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final purchase cost allocation:

Allocated cost
Property, plant, and equipment	$8,788
Intangible assets	686
Right-of-use assets	331
Inventories	59
Accounts receivable	28
Cash and cash equivalents	7
Other liabilities, noncurrent	(2,328)
Accounts payable	(1,503)
Other payables	(694)
Total net assets acquired	$5,374